Deferred Tax - Summary of Trading Losses (Details) ¥ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 HKD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 953,117					$ 629,073
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	739,879	£ 709,446				528,694	£ 404,654
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	195,565					79,816
Brazil
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	14,107		R$ 72,760			16,378		R$ 65,893
Japan
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	2,902			¥ 301,340		3,151			¥ 343,414
Hong Kong
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 664				$ 5,149	$ 1,034				$ 8,051